                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4260
                                   ------------


                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      5/31
                         --------------
Date of reporting period:     2/28
                         --------------

                            PORTFOLIO HOLDINGS
                                   FOR
                        RIVERSOURCE SHORT DURATION
                           U.S. GOVERNMENT FUND
                             AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (88.9%)

ISSUER        COUPON                   PRINCIPAL                   VALUE(a)
               RATE                      AMOUNT

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (29.7%)
Federal Farm Credit Bank
   10-10-08    4.25%                   $6,015,000                $5,964,612
Federal Home Loan Bank
   10-19-07    4.13                    35,000,000                34,760,881
   02-08-08    4.63                    13,510,000                13,458,527
   02-13-08    5.25                    13,730,000                13,756,650
   11-21-08    4.63                     6,500,000                 6,479,993
Federal Home Loan Mtge Corp
   08-17-07    4.00                    16,890,000                16,792,426
   11-02-07    3.25                    21,000,000                20,731,053
   06-15-08    3.88                     4,010,000                 3,953,539
   10-15-08    5.13                    24,390,000                24,497,657
Federal Natl Mtge Assn
   03-02-07    3.00                    16,000,000                15,998,118
   10-15-08    4.50                    10,615,000                10,564,494
U.S. Treasury
   11-30-07    4.25                    14,901,000                14,820,669
   02-15-08    3.38                    34,750,000(k)             34,251,824
   10-31-11    4.63                    21,435,000(b)             21,527,106
   11-15-16    4.63                     4,545,000                 4,565,062
   02-15-17    4.63                     6,895,000(b)              6,934,860
   11-15-18    9.00                     4,090,000                 5,677,750
                                                                -----------
Total                                                           254,735,221
---------------------------------------------------------------------------

ASSET-BACKED (0.4%)
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl A4B
   03-20-10    5.43                     3,250,000(d,m)            3,250,000
---------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED(f) (1.8%)
Federal Home Loan Mtge Corp
  Multifamily Structured Pass-Through Ctfs
  Series K001 Cl A2
   04-25-16    5.65                     7,677,582                 7,804,780

BONDS (CONTINUED)

ISSUER        COUPON                   PRINCIPAL                   VALUE(a)
               RATE                      AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #360800
   01-01-09    5.74%                   $3,090,634                $3,109,694
Federal Natl Mtge Assn #381990
   10-01-09    7.11                     4,170,574                 4,362,401
                                                                -----------
Total                                                            15,276,875
---------------------------------------------------------------------------

MORTGAGE-BACKED(f,n) (57.0%)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2007-1 Cl 3A21
   02-25-37    6.20                     2,400,000(j)              2,451,446
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2007-2 Cl A2A
   03-25-37    5.49                     3,725,000(j)              3,725,000
Banc of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-9 Cl 1CB1
   01-25-37    6.00                     3,944,910                 3,948,608
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35    7.50                     1,859,966                 1,942,175
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
   03-25-36    6.00                     6,510,263                 6,561,363
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
   06-25-35    7.00                     5,391,997(d)              5,619,710
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-OA5 Cl 2A2
   04-25-46    5.62                     3,142,914(j)              3,144,437
Federal Home Loan Mtge Corp
   03-01-37    6.50                    11,000,000(e)             11,209,682

BONDS (CONTINUED)

ISSUER        COUPON                   PRINCIPAL                   VALUE(a)
               RATE                      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #1G1067
   07-01-36    5.69%                   $6,802,023(j)             $6,876,166
Federal Home Loan Mtge Corp #1G2496
   09-01-36    6.21                     2,880,049(j)              2,934,050
Federal Home Loan Mtge Corp #A18107
   01-01-34    5.50                     3,567,699                 3,546,318
Federal Home Loan Mtge Corp #B16408
   09-01-19    5.50                     1,335,747                 1,340,177
Federal Home Loan Mtge Corp #B16409
   09-01-19    5.50                     2,025,699                 2,032,418
Federal Home Loan Mtge Corp #C00351
   07-01-24    8.00                       309,265                   327,787
Federal Home Loan Mtge Corp #C00385
   01-01-25    9.00                       496,117                   536,753
Federal Home Loan Mtge Corp #C80329
   08-01-25    8.00                        86,776                    91,517
Federal Home Loan Mtge Corp #D54959
   07-01-24    8.00                        17,302                    18,339
Federal Home Loan Mtge Corp #E00398
   10-01-10    7.00                       491,353                   499,813
Federal Home Loan Mtge Corp #E81240
   06-01-15    7.50                     4,680,271                 4,839,653
Federal Home Loan Mtge Corp #E90650
   07-01-12    5.50                       300,859                   302,257
Federal Home Loan Mtge Corp #E92454
   11-01-17    5.00                     3,667,655                 3,628,131
Federal Home Loan Mtge Corp #E93465
   11-01-17    5.50                     6,021,827                 6,048,893
Federal Home Loan Mtge Corp #G00363
   06-01-25    8.00                       397,306                   419,009
Federal Home Loan Mtge Corp #G00501
   05-01-26    9.00                       729,071                   788,475
Federal Home Loan Mtge Corp #G10669
   03-01-12    7.50                     2,289,747                 2,363,592
Federal Home Loan Mtge Corp #G11243
   04-01-17    6.50                    16,530,532                16,988,803
Federal Home Loan Mtge Corp #G12100
   11-01-13    5.00                     4,269,982                 4,229,512



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
  AT FEB. 28, 2007

BONDS (CONTINUED)

ISSUER       COUPON                    PRINCIPAL                   VALUE(a)
              RATE                      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #M30074
   09-01-09    6.50%                     $131,736                  $133,997
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 11 Cl B
   01-01-20   20.00                         7,891(h)                  1,648
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2564 Cl IX
   12-15-12   20.00                     3,546,017(h)                 64,696
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2590 Cl BI
   02-15-14   20.00                     4,436,377(h)                160,437
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2783 Cl MI
   03-15-25   20.00                     6,466,480(h)                311,203
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
  Series 2471 Cl SI
   03-15-32    9.20                     1,708,406(g,h)              155,375
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
  Series 2882 Cl XS
   11-15-19    5.25                     7,903,060(g,h)              614,797
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2617 Cl HD
   06-15-16    7.00                     8,505,583                 8,779,790
Federal Natl Mtge Assn #124528
   10-01-07    7.50                        57,492                    57,592
Federal Natl Mtge Assn #125032
   11-01-21    8.00                       164,931                   173,887
Federal Natl Mtge Assn #190129
   11-01-23    6.00                     1,170,207                 1,184,623
Federal Natl Mtge Assn #190353
   08-01-34    5.00                     7,471,318                 7,266,971
Federal Natl Mtge Assn #190764
   09-01-07    8.50                           950                       952
Federal Natl Mtge Assn #190785
   05-01-09    7.50                       368,399                   369,040
Federal Natl Mtge Assn #190988
   06-01-24    9.00                       341,567                   363,445
Federal Natl Mtge Assn #254384
   06-01-17    7.00                       472,364                   485,809
Federal Natl Mtge Assn #254454
   08-01-17    7.00                       777,816                   799,956
Federal Natl Mtge Assn #254723
   05-01-23    5.50                    10,626,557                10,624,823
Federal Natl Mtge Assn #254748
   04-01-13    5.50                     7,864,690                 7,898,791
Federal Natl Mtge Assn #254757
   05-01-13    5.00                    10,664,566                10,607,743

BONDS (CONTINUED)

ISSUER        COUPON                   PRINCIPAL                   VALUE(a)
               RATE                      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #254774
   05-01-13    5.50%                   $2,541,865                $2,555,692
Federal Natl Mtge Assn #255501
   09-01-14    6.00                     1,035,886                 1,056,457
Federal Natl Mtge Assn #303885
   05-01-26    7.50                       546,549                   571,357
Federal Natl Mtge Assn #313007
   07-01-11    7.50                       339,372                   346,610
Federal Natl Mtge Assn #313428
   12-01-08    7.50                       107,799                   107,986
Federal Natl Mtge Assn #336512
   02-01-26    6.00                        65,650                    66,731
Federal Natl Mtge Assn #357485
   02-01-34    5.50                    15,324,465                15,236,530
Federal Natl Mtge Assn #407327
   01-01-14    5.50                       553,082                   556,004
Federal Natl Mtge Assn #456374
   12-01-13    5.50                     1,019,324                 1,024,709
Federal Natl Mtge Assn #508402
   08-01-14    6.50                       306,736                   314,354
Federal Natl Mtge Assn #545818
   07-01-17    6.00                    17,820,903                18,159,977
Federal Natl Mtge Assn #545864
   08-01-17    5.50                    13,901,678                13,990,840
Federal Natl Mtge Assn #545910
   08-01-17    6.00                     2,705,251                 2,756,619
Federal Natl Mtge Assn #555063
   11-01-17    5.50                    10,231,752                10,293,676
Federal Natl Mtge Assn #555367
   03-01-33    6.00                    11,837,774                11,990,847
Federal Natl Mtge Assn #579485
   04-01-31    6.50                     2,652,921                 2,743,591
Federal Natl Mtge Assn #593829
   12-01-28    7.00                     1,786,246                 1,851,099
Federal Natl Mtge Assn #601416
   11-01-31    6.50                     1,069,711                 1,108,089
Federal Natl Mtge Assn #630993
   09-01-31    7.50                     2,629,976                 2,748,776
Federal Natl Mtge Assn #648040
   06-01-32    6.50                     2,584,534                 2,653,737
Federal Natl Mtge Assn #648349
   06-01-17    6.00                     8,834,535                 9,002,278
Federal Natl Mtge Assn #651284
   07-01-17    6.00                     1,839,089                 1,873,102
Federal Natl Mtge Assn #662866
   11-01-17    6.00                     1,288,916                 1,317,183
Federal Natl Mtge Assn #665752
   09-01-32    6.50                     1,494,426                 1,534,441
Federal Natl Mtge Assn #670782
   11-01-12    5.00                       516,974                   514,196
Federal Natl Mtge Assn #670830
   12-01-12    5.00                       684,791                   681,179
Federal Natl Mtge Assn #671415
   01-01-10    5.00                       363,338                   362,952
Federal Natl Mtge Assn #678938
   02-01-18    5.50                     2,922,295                 2,938,894
Federal Natl Mtge Assn #678940
   02-01-18    5.50                     2,610,824                 2,626,093
Federal Natl Mtge Assn #678944
   01-01-18    5.50                     1,237,452                 1,244,869

BONDS (CONTINUED)

ISSUER        COUPON                   PRINCIPAL                   VALUE(a)
               RATE                      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #686227
   02-01-18    5.50%                   $3,587,568                $3,607,378
Federal Natl Mtge Assn #695838
   04-01-18    5.50                     4,829,706                 4,857,167
Federal Natl Mtge Assn #696837
   04-01-18    5.50                     3,838,185                 3,860,159
Federal Natl Mtge Assn #703440
   05-01-18    5.50                       894,824                   899,276
Federal Natl Mtge Assn #704610
   06-01-33    5.50                    12,471,011                12,399,450
Federal Natl Mtge Assn #709527
   06-01-18    5.50                       458,277                   460,659
Federal Natl Mtge Assn #712602
   06-01-13    5.00                     1,429,169                 1,421,555
Federal Natl Mtge Assn #722325
   07-01-33    4.97                     5,718,748(j)              5,655,507
Federal Natl Mtge Assn #722589
   08-01-33    6.89                       175,681(j)                178,140
Federal Natl Mtge Assn #725232
   03-01-34    5.00                    11,162,628                10,864,723
Federal Natl Mtge Assn #725425
   04-01-34    5.50                    10,733,242                10,672,675
Federal Natl Mtge Assn #725431
   08-01-15    5.50                    10,937,990                10,995,776
Federal Natl Mtge Assn #725737
   08-01-34    4.54                     4,269,622(j)              4,246,224
Federal Natl Mtge Assn #725773
   09-01-34    5.50                     9,114,428                 9,056,765
Federal Natl Mtge Assn #730632
   08-01-33    4.12                     2,242,447(j)              2,195,834
Federal Natl Mtge Assn #735212
   12-01-34    5.00                     6,610,253                 6,429,457
Federal Natl Mtge Assn #739243
   09-01-33    6.00                     3,362,387                 3,419,199
Federal Natl Mtge Assn #739331
   09-01-33    6.00                     1,771,473                 1,792,579
Federal Natl Mtge Assn #743524
   11-01-33    5.00                     3,471,781                 3,379,127
Federal Natl Mtge Assn #753508
   11-01-33    5.00                     3,762,022                 3,661,623
Federal Natl Mtge Assn #791447
   10-01-34    6.00                     5,291,696                 5,348,629
Federal Natl Mtge Assn #797046
   07-01-34    5.50                     3,572,027                 3,549,428
Federal Natl Mtge Assn #799769
   11-01-34    5.05                     4,674,860(j)              4,688,838
Federal Natl Mtge Assn #801344
   10-01-34    5.07                     5,125,560(j)              5,094,602
Federal Natl Mtge Assn #815463
   02-01-35    5.50                     2,573,825                 2,557,541
Federal Natl Mtge Assn #832641
   09-01-35    6.00                     7,454,713                 7,524,670
Federal Natl Mtge Assn #845070
   12-01-35    5.09                     2,658,450(j)              2,656,238
Federal Natl Mtge Assn #849082
   01-01-36    5.82                     2,961,675(j)              2,990,883
Federal Natl Mtge Assn #849170
   01-01-36    5.95                     4,100,197(j)              4,158,280
Federal Natl Mtge Assn #878661
   02-01-36    5.50                     9,096,179                 8,980,748



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
  AT FEB. 28, 2007

BONDS (CONTINUED)

ISSUER       COUPON                    PRINCIPAL                   VALUE(a)
              RATE                      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #883267
   07-01-36    6.50%                   $4,862,660                $4,997,089
Federal Natl Mtge Assn #886461
   08-01-36    6.19                     2,856,046(j)              2,913,138
Federal Natl Mtge Assn #887096
   07-01-36    5.81                     5,373,795(j)              5,424,499
Federal Natl Mtge Assn #887403
   07-01-36    7.00                     3,375,779                 3,492,909
Federal Natl Mtge Assn #900197
   10-01-36    5.96                     3,308,288(j)              3,361,485
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 163 Cl 2
   07-25-22   20.00                       705,427(h)                110,807
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-24 Cl PI
   12-25-12   20.00                     2,541,586(h)                 39,864
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-26 Cl MI
   03-25-23   12.18                     2,027,271(h)                346,454
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-71 Cl IM
   12-25-31   13.34                     2,417,672(h)                367,372
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-81 Cl LI
   11-25-13   20.00                     7,010,101(h)                290,738
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 36 Cl 2
   08-01-18   18.97                         5,593(h)                  1,123
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 367 Cl 2
   01-25-36    8.53                     3,193,623(h)                718,565
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 70 Cl 2
   01-15-20   20.00                       237,407(h)                 45,973
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
  Series 2002-18 Cl SE
   02-25-32   10.92                     3,576,670(g,h)              332,419
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Principal Only
  Series G-15 Cl A
   06-25-21    4.50                        34,449(i)                 29,940

BONDS (CONTINUED)

ISSUER       COUPON                    PRINCIPAL                   VALUE(a)
              RATE                      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-133 Cl GB
   12-25-26    8.00%                   $2,446,237                $2,589,881
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-94 Cl QB
   07-25-23    5.50                    10,659,416                10,625,689
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-W11 Cl A1
   06-25-33    8.04                       243,558(j)                245,993
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2004-60 Cl PA
   04-25-34    5.50                     3,895,876                 3,935,562
Govt Natl Mtge Assn #3920
   11-20-36    6.00                     5,939,074                 6,014,758
Govt Natl Mtge Assn #615740
   08-15-13    6.00                     1,084,569                 1,102,978
Govt Natl Mtge Assn #781507
   09-15-14    6.00                     5,215,030                 5,303,739
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-62 Cl IC
   03-20-29    0.00                     3,290,440(h)                175,883
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2006-32 Cl A
   01-16-30    5.08                     9,359,426                 9,325,190
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 3A
   06-19-34    2.98                     4,194,804(j)              4,200,130
Lehman XS Net Interest Margin Nts
  Collateralized Mtge Obligation
  Series 2006-GPM6 Cl A1
   10-28-46    6.25                     1,014,671(d)              1,013,871
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
   10-25-35    5.00                     6,421,586                 6,214,425
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
   05-25-35    5.50                     4,967,534                 4,899,230
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl 5A1
   03-25-36    5.11                     4,087,036(j)              4,048,010
                                                                -----------
Total                                                           488,469,371
---------------------------------------------------------------------------

TOTAL BONDS
(Cost: $765,130,368)                                           $761,731,467
---------------------------------------------------------------------------

MONEY MARKET FUND (1.3%)(c)
                                         SHARES                    VALUE(a)

RiverSource Short-Term Cash Fund       10,935,631(l)            $10,935,631
---------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $10,935,631)                                             $10,935,631
---------------------------------------------------------------------------

SHORT-TERM SECURITIES (13.8%)(c)

ISSUER       EFFECTIVE                   AMOUNT                    VALUE(a)
               YIELD                   PAYABLE AT
                                        MATURITY

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
   02-21-08    5.30%                  $30,000,000               $30,025,800
   02-25-08    5.40                    15,000,000                14,998,350
Federal Natl Mtge Assn Disc Nts
   03-01-07    5.18                    73,400,000                73,389,438
---------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $118,397,900)                                           $118,413,588
---------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $894,463,899)(o)                                        $891,080,686
===========================================================================



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
  AT FEB. 28, 2007

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b)   At Feb. 28, 2007, security was partially or fully on loan.

(c) Cash collateral received from security lending activity is invested in an affiliated money market fund/short-term securities and represents
      3.8% of net assets. 11.3% of net assets is the Fund's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2007, the value of these securities amounted to $9,883,581 or 1.2% of net assets.

(e) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $11,216,333.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index.
      Interest rate disclosed is the rate in effect on Feb. 28, 2007. At Feb.
      28, 2007, the value of inverse floaters represented 0.1% of net assets.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2007.

(i) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2007.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Treasury Note, June 2007, 2-year                       $138,000,000
      U.S. Treasury Note, June 2007, 5-year                         22,400,000

      SALE CONTRACTS
      U.S. Long Bond, June 2007, 20-year                            10,900,000
      U.S. Treasury Note, June 2007, 10-year                        55,800,000

(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(n) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2007:


      SECURITY                PRINCIPAL   SETTLEMENT    PROCEEDS         VALUE
                                AMOUNT       DATE      RECEIVABLE
      -------------------------------------------------------------------------
      Federal Natl Mtge Assn
      03-01-22 5.50%          $18,500,000   3-19-07   $18,442,188  $18,540,478
      03-01-37 5.00             6,000,000   3-13-07     5,790,938    5,823,750

(o) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $894,464,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $3,388,000

      Unrealized depreciation                                       (6,771,000)
      -------------------------------------------------------------------------
      Net unrealized depreciation                                  $(3,383,000)
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
  AT FEB. 28, 2007



                                                             S-6042-80 G (4/07)

                          PORTFOLIO HOLDINGS
                                 FOR
                 RIVERSOURCE U.S. GOVERNMENT MORTGAGE
                                 FUND
                           AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (102.1%)

ISSUER                   COUPON     PRINCIPAL                  VALUE(a)
                          RATE       AMOUNT

ASSET-BACKED (0.3%)
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36             5.46%     $830,000(j)                $830,389
-----------------------------------------------------------------------

MORTGAGE-BACKED (101.7%)(f,k)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36             5.69       731,720(c)                 736,994
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
     09-25-46             5.55     1,442,001(c)               1,442,001
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2007-2 Cl A2A
     03-25-47             5.49     1,375,000(c)               1,375,000
Banc of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
     01-25-34             6.00       605,511                    602,392
Banc of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19             4.75       321,958                    312,501
Banc of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 1CB1
     01-25-37             6.00     2,958,682                  2,961,456
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-2N Cl N1
     11-25-46             7.25       203,859(d)                 202,075
ChaseFlex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
     06-25-35             6.50       634,220                    644,031

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
     11-25-35             5.50%     $547,836                   $550,102
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35             7.50       459,084                    479,375
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36             6.00     1,690,978                  1,704,250
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-HYB1 Cl 6A1
     03-25-35             5.16     1,196,667(c)               1,185,820
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35             7.00       564,559(d)                 588,401
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
     03-20-36             5.37       517,024(c)                 518,389
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
     01-25-36             7.00       808,418                    828,962
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45             6.38     4,756,931(g)                  54,259
Federal Home Loan Mtge Corp
     03-01-37             6.00     4,400,000(b)               4,438,500
Federal Home Loan Mtge Corp #1G2496
     09-01-36             6.21     1,666,144(c)               1,697,385

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #1J1445
     01-01-37             5.92%   $2,481,820(c)              $2,509,222
Federal Home Loan Mtge Corp #555140
     03-01-10             8.00        98,214                     99,450
Federal Home Loan Mtge Corp #555300
     10-01-17             8.00       297,055                    305,963
Federal Home Loan Mtge Corp #A10892
     07-01-33             6.00       586,032                    594,789
Federal Home Loan Mtge Corp #A15111
     10-01-33             6.00       964,205                    976,272
Federal Home Loan Mtge Corp #A21059
     04-01-34             6.50       567,751                    580,103
Federal Home Loan Mtge Corp #A25174
     08-01-34             6.50       611,004                    624,297
Federal Home Loan Mtge Corp #C02699
     01-01-37             6.50     3,097,785                  3,157,249
Federal Home Loan Mtge Corp #C53098
     06-01-31             8.00       326,595                    343,285
Federal Home Loan Mtge Corp #C53878
     12-01-30             5.50     1,056,663                  1,053,934
Federal Home Loan Mtge Corp #C68876
     07-01-32             7.00       133,443                    137,853
Federal Home Loan Mtge Corp #C69665
     08-01-32             6.50     2,836,036                  2,911,040
Federal Home Loan Mtge Corp #C79930
     06-01-33             5.50     1,593,531                  1,585,004
Federal Home Loan Mtge Corp #D95232
     03-01-22             6.50       411,921                    423,659
Federal Home Loan Mtge Corp #D95371
     04-01-22             6.50       336,281                    346,392
Federal Home Loan Mtge Corp #E00285
     01-01-09             7.00        74,729                     75,300
Federal Home Loan Mtge Corp #E81240
     06-01-15             7.50       926,719                    958,278
Federal Home Loan Mtge Corp #E88036
     02-01-17             6.50     1,393,252                  1,431,865
Federal Home Loan Mtge Corp #E88468
     12-01-16             6.50       313,927                    323,375


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS
    AT FEB. 28, 2007

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E89232
     04-01-17             7.00%     $617,018                   $633,327
Federal Home Loan Mtge Corp #E92454
     11-01-17             5.00     1,859,315                  1,839,278
Federal Home Loan Mtge Corp #E93685
     01-01-18             5.50     1,355,277                  1,361,369
Federal Home Loan Mtge Corp #E99684
     10-01-18             5.00       428,862                    424,219
Federal Home Loan Mtge Corp #G01169
     01-01-30             5.50     1,705,273                  1,701,807
Federal Home Loan Mtge Corp #G01535
     04-01-33             6.00     2,191,204                  2,231,996
Federal Home Loan Mtge Corp #G12101
     11-01-18             5.00       888,371                    878,553
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
     02-15-14            20.00       552,004(g)                  19,963
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2639 Cl UI
     03-15-22             9.59     1,336,570(g)                 200,613
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
     10-15-22            20.00       656,895(g)                  21,971
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2795 Cl IY
     07-15-17            13.07       568,707(g)                  54,001
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2824 Cl EI
     09-15-20            17.30     3,393,620(g)                 311,011
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only/Inverse Floater
   Series 2471 Cl SI
     03-15-32             9.20       328,523(e,g)                29,878
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only/Inverse Floater
   Series 2882 Cl XS
     11-15-19             5.25     1,185,459(e,g)                92,220
Federal Natl Mtge Assn
     03-01-22             4.50     1,000,000(b)                 969,062
     03-01-22             5.00     1,000,000(b)                 986,562
     03-01-22             5.50     4,900,000(b)               4,910,721
     03-01-22             6.00     1,000,000(b)               1,015,312
     03-01-37             5.50    13,800,000(b)              13,687,876
     03-01-37             6.00    20,000,000(b)              20,168,761
     03-01-37             6.50     3,000,000(b)               3,058,125
Federal Natl Mtge Assn #13481
     05-01-08             7.75        41,619                     42,029

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #190353
     08-01-34             5.00%   $1,755,760                 $1,707,738
Federal Natl Mtge Assn #252409
     03-01-29             6.50     1,623,652                  1,670,499
Federal Natl Mtge Assn #254793
     07-01-33             5.00     2,499,290                  2,432,590
Federal Natl Mtge Assn #254916
     09-01-23             5.50     2,092,706                  2,092,364
Federal Natl Mtge Assn #313470
     08-01-10             7.50       257,888                    261,739
Federal Natl Mtge Assn #323362
     11-01-28             6.00     3,085,625                  3,136,435
Federal Natl Mtge Assn #323715
     05-01-29             6.00       551,198                    560,274
Federal Natl Mtge Assn #344909
     04-01-25             8.00       844,000                    893,424
Federal Natl Mtge Assn #357514
     03-01-34             5.50     2,593,089                  2,578,209
Federal Natl Mtge Assn #426860
     10-01-09             8.50        12,013                     12,147
Federal Natl Mtge Assn #483691
     12-01-28             7.00     1,200,658                  1,256,227
Federal Natl Mtge Assn #487757
     09-01-28             7.50       927,250                    969,048
Federal Natl Mtge Assn #514704
     01-01-29             6.00       761,678                    774,220
Federal Natl Mtge Assn #545008
     06-01-31             7.00     1,673,906                  1,743,227
Federal Natl Mtge Assn #545339
     11-01-31             6.50       283,984                    293,669
Federal Natl Mtge Assn #545818
     07-01-17             6.00     3,202,370                  3,263,301
Federal Natl Mtge Assn #545864
     08-01-17             5.50     1,715,546                  1,726,549
Federal Natl Mtge Assn #555063
     11-01-17             5.50     1,267,889                  1,275,562
Federal Natl Mtge Assn #555458
     05-01-33             5.50     1,762,510                  1,753,151
Federal Natl Mtge Assn #555528
     04-01-33             6.00     2,419,899                  2,451,191
Federal Natl Mtge Assn #555734
     07-01-23             5.00       794,479                    779,307
Federal Natl Mtge Assn #555740
     08-01-18             4.50     4,055,861                  3,940,206
Federal Natl Mtge Assn #581418
     06-01-31             7.00     1,010,231                  1,048,352
Federal Natl Mtge Assn #583088
     06-01-29             6.00     3,205,856                  3,273,609
Federal Natl Mtge Assn #592270
     01-01-32             6.50       805,721                    834,891
Federal Natl Mtge Assn #596505
     08-01-16             6.50       210,983                    216,738
Federal Natl Mtge Assn #601416
     11-01-31             6.50       397,747                    412,017
Federal Natl Mtge Assn #624979
     01-01-32             6.00       859,792                    873,328
Federal Natl Mtge Assn #626670
     03-01-32             7.00       729,844                    761,640
Federal Natl Mtge Assn #627426
     03-01-17             6.50       600,157                    616,946

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #630992
     09-01-31             7.00%   $2,108,470                 $2,205,344
Federal Natl Mtge Assn #630993
     09-01-31             7.50     2,041,780                  2,134,010
Federal Natl Mtge Assn #631388
     05-01-32             6.50     2,111,665                  2,186,816
Federal Natl Mtge Assn #632412
     12-01-17             5.50     1,384,109                  1,392,417
Federal Natl Mtge Assn #632856
     03-01-17             6.00       605,493                    616,632
Federal Natl Mtge Assn #633674
     06-01-32             6.50       991,629                  1,027,147
Federal Natl Mtge Assn #635231
     04-01-32             7.00       248,741                    257,802
Federal Natl Mtge Assn #635908
     04-01-32             6.50     1,504,977                  1,555,978
Federal Natl Mtge Assn #636812
     04-01-32             7.00       148,825                    155,013
Federal Natl Mtge Assn #640200
     10-01-31             9.50       103,887(h)                 114,744
Federal Natl Mtge Assn #640207
     03-01-17             7.00        42,163                     43,071
Federal Natl Mtge Assn #640208
     04-01-17             7.50        77,706                     79,727
Federal Natl Mtge Assn #644805
     05-01-32             7.00     1,179,384                  1,228,046
Federal Natl Mtge Assn #645053
     05-01-32             7.00       723,287                    747,268
Federal Natl Mtge Assn #646189
     05-01-32             6.50       433,177                    444,776
Federal Natl Mtge Assn #654071
     09-01-22             6.50       679,602                    699,181
Federal Natl Mtge Assn #654685
     11-01-22             6.00       593,251                    603,451
Federal Natl Mtge Assn #655635
     08-01-32             6.50       906,630                    935,308
Federal Natl Mtge Assn #656514
     09-01-17             6.50     1,246,243                  1,279,817
Federal Natl Mtge Assn #660186
     11-01-32             6.00     2,614,408                  2,662,064
Federal Natl Mtge Assn #663651
     10-01-17             5.50       534,454                    537,042
Federal Natl Mtge Assn #663667
     11-01-17             5.50       454,124                    456,299
Federal Natl Mtge Assn #665752
     09-01-32             6.50     1,399,286                  1,436,753
Federal Natl Mtge Assn #667302
     01-01-33             7.00       676,463                    700,493
Federal Natl Mtge Assn #667604
     10-01-32             5.50       577,990                    574,847
Federal Natl Mtge Assn #670382
     09-01-32             6.00     1,324,879                  1,342,011
Federal Natl Mtge Assn #676683
     12-01-32             6.00     1,349,666                  1,367,119
Federal Natl Mtge Assn #677089
     01-01-33             5.50       694,605                    690,827
Federal Natl Mtge Assn #677294
     01-01-33             6.00     1,726,681                  1,749,009
Federal Natl Mtge Assn #681080
     02-01-18             5.00     1,033,891                  1,022,710


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS
    AT FEB. 28, 2007

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #682229
     03-01-33             5.50%   $2,506,150                 $2,492,518
Federal Natl Mtge Assn #684585
     02-01-33             5.50     1,740,261                  1,731,296
Federal Natl Mtge Assn #684843
     02-01-18             5.50     1,988,986                  2,000,579
Federal Natl Mtge Assn #684853
     03-01-33             6.50       269,335                    276,795
Federal Natl Mtge Assn #688002
     03-01-33             5.50     1,705,170                  1,697,486
Federal Natl Mtge Assn #689026
     05-01-33             5.50       434,966                    432,709
Federal Natl Mtge Assn #689093
     07-01-28             5.50     1,087,904                  1,085,424
Federal Natl Mtge Assn #694628
     04-01-33             5.50     2,302,382                  2,292,712
Federal Natl Mtge Assn #694795
     04-01-33             5.50     2,845,674                  2,833,740
Federal Natl Mtge Assn #695220
     04-01-33             5.50     1,662,263                  1,652,725
Federal Natl Mtge Assn #695460
     04-01-18             5.50     2,495,410                  2,509,135
Federal Natl Mtge Assn #697145
     03-01-23             5.50     1,240,561                  1,237,721
Federal Natl Mtge Assn #699424
     04-01-33             5.50     1,822,296                  1,814,651
Federal Natl Mtge Assn #701101
     04-01-33             6.00     2,249,298                  2,276,098
Federal Natl Mtge Assn #704610
     06-01-33             5.50     2,408,271                  2,394,452
Federal Natl Mtge Assn #705655
     05-01-33             5.00       801,895                    780,495
Federal Natl Mtge Assn #708503
     05-01-33             6.00       283,541                    287,444
Federal Natl Mtge Assn #708504
     05-01-33             6.00       683,027                    693,587
Federal Natl Mtge Assn #710780
     05-01-33             6.00       296,533                    300,066
Federal Natl Mtge Assn #711206
     05-01-33             5.50     1,385,617                  1,377,666
Federal Natl Mtge Assn #711239
     07-01-33             5.50       656,393                    652,626
Federal Natl Mtge Assn #711501
     05-01-33             5.50       973,525                    969,423
Federal Natl Mtge Assn #720006
     07-01-33             5.50     2,328,265(h)               2,314,904
Federal Natl Mtge Assn #720378
     06-01-18             4.50     1,797,162                  1,746,154
Federal Natl Mtge Assn #723771
     08-01-28             5.50     1,079,777                  1,077,316
Federal Natl Mtge Assn #725232
     03-01-34             5.00     1,873,727                  1,823,721
Federal Natl Mtge Assn #725424
     04-01-34             5.50     1,959,543                  1,948,299
Federal Natl Mtge Assn #725425
     04-01-34             5.50     3,083,643                  3,066,242
Federal Natl Mtge Assn #725684
     05-01-18             6.00       931,399                    947,407
Federal Natl Mtge Assn #725719
     07-01-33             4.84       582,560(c)                 571,561

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725773
     09-01-34             5.50%   $5,185,795(b)              $5,152,987
     09-01-34             5.50     2,294,322                  2,279,807
Federal Natl Mtge Assn #726940
     08-01-23             5.50     1,440,703                  1,438,732
Federal Natl Mtge Assn #730153
     08-01-33             5.50       874,477                    869,459
Federal Natl Mtge Assn #733367
     08-01-23             5.50     1,200,717                  1,199,054
Federal Natl Mtge Assn #735057
     01-01-19             4.50     6,499,079                  6,314,619
Federal Natl Mtge Assn #735212
     12-01-34             5.00     9,820,947                  9,552,337
Federal Natl Mtge Assn #735949
     10-01-35             4.98     1,348,010(c)               1,344,189
Federal Natl Mtge Assn #743524
     11-01-33             5.00     2,112,000                  2,055,636
Federal Natl Mtge Assn #743579
     11-01-33             5.50     1,790,808                  1,780,532
Federal Natl Mtge Assn #747339
     10-01-23             5.50     1,423,639                  1,421,217
Federal Natl Mtge Assn #747536
     11-01-33             5.00     2,897,925                  2,820,586
Federal Natl Mtge Assn #750932
     10-01-18             4.50       937,475                    910,867
Federal Natl Mtge Assn #753507
     12-01-18             5.00     1,223,517                  1,210,482
Federal Natl Mtge Assn #753940
     12-01-18             5.00     1,168,789                  1,156,149
Federal Natl Mtge Assn #759342
     01-01-34             6.50       494,991                    510,995
Federal Natl Mtge Assn #761141
     12-01-18             5.00     1,676,097                  1,657,971
Federal Natl Mtge Assn #765760
     02-01-19             5.00     1,113,581                  1,101,538
Federal Natl Mtge Assn #766641
     03-01-34             5.00     3,295,204                  3,205,077
Federal Natl Mtge Assn #770403
     04-01-34             5.00     1,736,331                  1,688,841
Federal Natl Mtge Assn #776962
     04-01-29             5.00     1,456,936                  1,417,233
Federal Natl Mtge Assn #779676
     06-01-34             5.00     2,998,839                  2,916,819
Federal Natl Mtge Assn #785506
     06-01-34             5.00     6,225,204                  6,054,940
Federal Natl Mtge Assn #844257
     11-01-35             5.09     1,191,642(c)               1,192,822
Federal Natl Mtge Assn #845070
     12-01-35             5.09       578,540(c)                 578,059
Federal Natl Mtge Assn #850855
     12-01-35             5.01     1,303,472(c)               1,296,997
Federal Natl Mtge Assn #878661
     02-01-36             5.50     2,262,842                  2,234,127
Federal Natl Mtge Assn #881629
     02-01-36             5.50     1,472,492                  1,453,806
Federal Natl Mtge Assn #886020
     07-01-36             6.50     1,263,197                  1,298,182
Federal Natl Mtge Assn #886291
     07-01-36             7.00       943,680                    976,436

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #900197
     10-01-36             5.96%   $1,800,098(c)              $1,829,043
Federal Natl Mtge Assn #901922
     10-01-36             5.79     1,691,140(c)               1,707,044
Federal Natl Mtge Assn #909471
     02-01-37             5.55     2,497,433(c)               2,506,798
Federal Natl Mtge Assn #928046
     01-01-37             6.00     4,148,699(b)               4,184,822
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-119 Cl GI
     12-25-33             8.21       539,188(g)                 126,801
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
     12-25-12            20.00       311,215(g)                   4,881
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
     12-25-31            13.34       537,261(g)                  81,638
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
     12-25-22            12.17       244,759(g)                  31,701
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-70 Cl YJ
     08-25-35            20.00     3,461,452(g)                 351,605
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
     01-25-36             8.53     1,698,967(g)                 382,268
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
     12-25-26             8.00       349,462                    369,983
Govt Natl Mtge Assn #3920
     11-20-36             6.00     1,979,691                  2,004,919
Govt Natl Mtge Assn #3931
     12-20-36             6.00     4,970,120                  5,033,456
Govt Natl Mtge Assn #518371
     02-15-30             7.00       121,999                    127,178
Govt Natl Mtge Assn #528344
     03-15-30             7.00       377,848                    393,888
Govt Natl Mtge Assn #556293
     12-15-31             6.50       450,831                    464,082
Govt Natl Mtge Assn #583182
     02-15-32             6.50       675,628                    695,273
Govt Natl Mtge Assn #595256
     12-15-32             6.00       391,124                    397,946
Govt Natl Mtge Assn #619613
     09-15-33             5.00     1,607,941                  1,574,224


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS
    AT FEB. 28, 2007

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 2AB2
     11-19-36             5.60%   $1,725,819(c)              $1,726,375
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-10 Cl N1
     11-19-36             6.41       379,915(d)                 379,678
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-7A Cl N1
     09-19-36             6.41       318,082(d)                 317,586
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-8A Cl N1
     07-21-36             6.41       170,917(d)                 170,917
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
     04-25-35             4.50    10,087,432(g)                  85,113
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
     06-25-46             6.65       175,576(d)                 174,918
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-AR8 Cl A1
     10-28-46             6.25       337,727(d)                 336,777
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-GPM6 Cl A1
     10-28-46             6.25       520,570(d)                 520,160
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19             5.00       486,622                    476,739
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
     08-25-19             5.00       417,673                    406,492

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
     09-25-19             5.00%     $567,452                   $552,545
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 1A2
     04-25-35             5.50     1,537,000                  1,503,555
Sequoia Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl A2
     02-25-36             6.08       716,359                    728,853
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-15 Cl 4A1
     07-25-35             5.51     1,190,556(c)               1,183,115
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
     10-25-33             5.50     1,439,354                  1,424,073
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-AR10 Cl 1A1
     09-25-36             5.96     2,280,677(c)               2,301,815
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
     07-25-19             4.50       701,002                    667,642
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
     12-25-35             5.30       446,544(c)                 444,009
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45             5.51        75,626(c)                  75,635
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35             5.00     2,293,424                  2,219,438

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35             5.50%     $827,922                   $816,538
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR12 Cl 1A1
     09-25-36             6.04     2,192,862(c)               2,217,117
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR12 Cl 2A1
     09-25-36             6.11     2,338,325(c)               2,367,096
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
     03-25-36             5.11       992,228(c)                 982,754
                                                           ------------
Total                                                       323,974,135
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $326,681,868)                                       $324,804,524
-----------------------------------------------------------------------

MONEY MARKET FUND (1.5%)

                                    SHARES                     VALUE(a)

RiverSource Short-Term Cash Fund   4,687,662(i)              $4,687,662
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,687,662)                                           $4,687,662
-----------------------------------------------------------------------

SHORT-TERM SECURITIES (14.5%)

ISSUER                  EFFECTIVE  PRINCIPAL                   VALUE(a)
                          YIELD      AMOUNT

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts

     02-21-08             5.30%  $10,000,000                $10,008,600
     02-25-08             5.40     5,000,000                  4,999,450
Federal Natl Mtge Assn Disc Nts
     03-01-07             5.18    31,000,000                 30,995,539
-----------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $45,999,300)                                         $46,003,589
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $377,368,830)(l)                                    $375,495,775
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $58,448,881.

(c) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2007, the value of these securities amounted to $2,690,512 or 0.8% of net assets.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index.
      Interest rate disclosed is the rate in effect on Feb. 28, 2007. At Feb.
      28, 2007, the value of inverse floaters represented 0.04% of net assets.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------
4   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS
    AT FEB. 28, 2007

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2007.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, June 2007, 20-year                           $ 6,600,000
      U.S. Treasury Note, June 2007, 5-year                            500,000
      U.S. Treasury Note, June 2007, 10-year                         2,500,000

      SALE CONTRACTS
      U.S. Treasury Note, June 2007, 2-year                         13,600,000

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2007:

      SECURITY              PRINCIPAL   SETTLEMENT    PROCEEDS           VALUE
                             AMOUNT        DATE      RECEIVABLE
      -------------------------------------------------------------------------
      Federal Natl Mtge Assn
        03-01-37 5.00%     $9,000,000    03-13-07    $8,686,406     $8,735,625

(l) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $377,369,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 1,046,000

      Unrealized depreciation                                       (2,919,000)
      -------------------------------------------------------------------------
      Net unrealized depreciation                                  $(1,873,000)
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
5   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS
    AT FEB. 28, 2007


                                                             S-6245-80 G (4/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      RiverSource Government Income Series, Inc.





By                                /s/ Patrick T. Bannigan
                                  -----------------------
                                      Patrick T. Bannigan
                                      President and Principal Executive Officer

Date                                  April 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                /s/ Patrick T. Bannigan
                                  -----------------------
                                      Patrick T. Bannigan
                                      President and Principal Executive Officer

Date                                  April 27, 2007





By                                /s/ Jeffrey P. Fox
                                  ------------------
                                      Jeffrey P. Fox
                                      Treasurer and Principal Financial Officer

Date                                  April 27, 2007